Organization and Basis of Accounting (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-term debt
Allowance for uncollectible accounts	$ 2,854	$ 4,639
Mortgage receivable from sale of investment property	515	515
Fair value
Long-term debt
Variable rate debt	317,737
Fixed rate debt	380,456
Convertible Notes
Long-term debt
Equity portion of convertible notes, recorded in additional paid in capital	9,412	9,412
Principal outstanding, convertible notes	$ 29,215	$ 110,000